Concentration of Risk - Schedule of Cost of Sale (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 MYR (RM)		Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Concentration of Risk [Line Items]
Cost of sale	RM 106,719,511		$ 26,279,122		RM 84,102,118		RM 130,201,026
Payables	RM 18,315,260				RM 27,396,814			$ 4,510,037
Percentage of payables	100.00%		100.00%		100.00%
Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	RM 106,719,511		$ 26,279,122		RM 84,102,118		RM 130,201,026
Payables [Member]
Concentration of Risk [Line Items]
Percentage of cost of sale	100.00%		100.00%		100.00%		100.00%
Vendor A [Member]
Concentration of Risk [Line Items]
Payables		[1]			RM 7,011,530				[1]
Percentage of payables		[1]		[1]	25.59%
Vendor A [Member] | Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale		[2]		[2]	RM 12,445,870		RM 20,826,560
Vendor A [Member] | Payables [Member]
Concentration of Risk [Line Items]
Percentage of cost of sale		[2]		[2]	14.80%		16.00%
Vendor B [Member] | Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	RM 16,167,120		$ 3,981,069			[1],[2]	RM 17,867,185
Vendor B [Member] | Payables [Member]
Concentration of Risk [Line Items]
Percentage of cost of sale	15.15%		15.15%			[2]	13.72%
Others [Member]
Concentration of Risk [Line Items]
Payables	RM 16,232,909				RM 20,385,284			3,997,269
Percentage of payables	88.63%		88.63%		74.41%
Others [Member] | Cost of sales [member]
Concentration of Risk [Line Items]
Cost of sale	RM 90,552,391		$ 22,298,053		RM 71,656,248		RM 91,507,281
Others [Member] | Payables [Member]
Concentration of Risk [Line Items]
Percentage of cost of sale	84.85%		84.85%		85.20%		70.28%
Vendor C [Member]
Concentration of Risk [Line Items]
Payables	RM 2,082,351					[1]		$ 512,768
Percentage of payables	11.37%		11.37%			[1]

[1]	Payables was less than 10% of the Groups total accounts payables for the respective year.
[2]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.